Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant and Equipment, Net
14.	Property, Plant and Equipment, Net

(a)	Property, plant and equipment as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018					2019
	Acquisition cost		Accumulated depreciation and impairment loss	Government grants	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Government grants	Book value
Land	￦	2,553,957	(5,955)	—	2,548,002	2,527,972	(1,913)	—	2,526,059
Buildings		9,146,294	(4,743,449)	(393)	4,402,452	9,227,064	(5,010,770)	(840)	4,215,454
Structures		5,884,277	(2,966,304)	(49)	2,917,924	6,066,000	(3,161,453)	(41)	2,904,506
Machinery and equipment		47,610,225	(29,091,754)	(342)	18,518,129	47,548,589	(30,326,324)	(4,001)	17,218,264
Vehicles		302,767	(271,381)	(45)	31,341	305,275	(272,977)	(13)	32,285
Tools		399,638	(333,387)	(87)	66,164	418,829	(348,032)	(46)	70,751
Furniture and fixtures		638,553	(502,215)	(51)	136,287	658,467	(528,066)	(269)	130,132
Finance lease assets		213,873	(76,309)	—	137,564	970,891	(196,309)	—	774,582
Bearer plants		88,773	(8,002)	—	80,771	138,818	(14,625)	—	124,193
Construction-in- progress		1,964,267	(778,373)	(6,255)	1,179,639	2,800,412	(856,548)	(14,117)	1,929,747

	￦	68,802,624	(38,777,129)	(7,222)	30,018,273	70,662,317	(40,717,017)	(19,327)	29,925,973

(b)	Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2018 and 2019 were as follows:

1)	For the year ended December 31, 2018

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss(*1,2)	Others(*3)	Ending
Land	￦	2,527,650	28,998	(26,157)	—	6,399	11,112	2,548,002
Buildings		4,877,018	46,129	(21,501)	(331,688)	(73,523)	(93,983)	4,402,452
Structures		2,765,852	18,749	(2,834)	(220,218)	(6,652)	363,027	2,917,924
Machinery and equipment		19,367,957	145,220	(62,135)	(2,224,000)	(143,293)	1,434,380	18,518,129
Vehicles		32,861	8,538	(1,149)	(14,835)	(56)	5,982	31,341
Tools		63,640	21,337	(1,867)	(26,421)	(206)	9,681	66,164
Furniture and fixtures		145,439	32,258	(577)	(51,835)	(1,494)	12,496	136,287
Finance lease assets		145,257	28,466	(420)	(19,224)	—	(16,515)	137,564
Bearer plants		65,515	—	—	(3,636)	—	18,892	80,771
Construction-in-progress		1,892,346	1,884,125	(23,814)	—	(778,373)	(1,794,645)	1,179,639

	￦	31,883,535	2,213,820	(140,454)	(2,891,857)	(997,198)	(49,573)	30,018,273

(*1)
During 2018, the Controlling Company evaluated future economic performance of its Synthetic Natural Gas (SNG) facility that was still in trial run stage. Considering the continuous decline in LNG price, increase in coal prices and the need for additional capital investment in the SNG facility, the Controlling Company concluded that the profitability for the SNG facility is unlikely to be sustainable and decided to terminate the operation of SNG facility as of December 31, 2018. The property, plant and equipment in the SNG facility are primarily comprised of machinery and equipment, among which assets with a carrying value of
￦
167,054 million are expected to be
re-used
in other facilities of the Controlling Company therefore no impairment test was conducted. For the remaining assets, impairment test was performed by estimating the recoverable amount of each individual assets. For the assets which are determined to be technically obsolete and therefore sale is unlikely, recoverable amount represents expected scrap value less cost of disposal.

For the assets for which sale is probable, the recoverable amount is determined based on fair value less cost of disposal. Fair value was measured using cost approach, which is based on an estimation of the current cost to purchase or replace the asset less applicable depreciation and obsolescence. Specifically, the Controlling Company used indirect cost approach to estimate the replacement cost for a new asset by applying asset specific inflation factors to the asset’s historical cost. Then the Controlling Company estimated and deducted depreciation for physical deterioration. Depreciation factors are applied primarily based on estimated useful life of the asset and declining balance depreciation method. The fair value measurement of assets in SNG facility is considered to be level 3 because significant inputs used in the estimate, such as asset specific inflation factors and estimated useful lives, are unobservable.
As a result of the impairment test, the Company recognized an impairment loss of
￦
809,737 million in connection with the property, plant and equipment in the SNG facility.
The Controlling Company also has recognized an impairment loss amounting to
￦
61,787 million since recoverable amounts on Strip Casting facilities and others is less than their carrying amount for the year ended December 31, 2018.
(*2)
As of December 31, 2018, POSCO ENERGY CO., LTD., a subsidiary, performed an impairment test due to the continued operating losses of the fuel cell business, and recognized impairment losses amounting to
￦
54,250 million.

(*3)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from changing the purpose of use, adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2019

(in millions of Won)	Beginning		Acquisitions	Business Combination	Disposals	Depreciation	Impairment loss(*1,2)	Others(*3)	Ending
Land	￦	2,548,002	6,550	—	(2,128)	—	—	(26,365)	2,526,059
Buildings		4,402,452	39,551	22,836	(10,376)	(314,107)	(90,036)	165,134	4,215,454
Structures		2,917,924	49,931	2	(3,350)	(228,616)	(27,217)	195,832	2,904,506
Machinery and equipment		18,518,129	175,743	1,216	(78,236)	(2,250,022)	(309,604)	1,161,038	17,218,264
Vehicles		31,341	8,027	189	(742)	(15,057)	(559)	9,086	32,285
Tools		66,164	19,178	5,792	(1,340)	(28,537)	(2,106)	11,600	70,751
Furniture and fixtures		136,287	34,618	252	(1,630)	(36,309)	(1,808)	(1,278)	130,132
Lease assets(*4)		137,564	72,640	490	(8,401)	(130,905)	—	703,194	774,582
Bearer plants		80,771	—	—	—	(5,916)	—	49,338	124,193
Construction-in-progress		1,179,639	2,261,663	17,697	(24,840)	—	(10,150)	(1,494,262)	1,929,747

	￦	30,018,273	2,667,901	48,474	(131,043)	(3,009,469)	(441,480)	773,317	29,925,973

(*1)
During the year ended December 31, 2019, the Controlling Company estimated recoverable amount of individual assets in CEM and
Fe-Si
factories that ceased operations due to the disposal plan and others. The Company measured recoverable amounts based on appraisal value or scrap value. The Company recognized impairment losses of
￦
205,396 million since recoverable amounts are less than their carrying amounts.

(*2)
As of December 31, 2019, POSCO SS VINA JOINT STOCK COMPANY (formerly, POSCO SS VINA Co., Ltd.), a subsidiary, performed impairment test due to the continued operating losses and recognized impairment losses amounting to
￦
204,546 million since recoverable amount based on
value-in-use
is less than its carrying amount.

(*3)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from changing the purpose of use, adjustments of foreign currency translation differences and others.

(*4)	On the date of initial application of IFRS No.16 “Leases” (January 1, 2019), recognition of ￦ 704,458 million of right-of-use assets is included in others.

(c)	Borrowing costs capitalized and the capitalized interest rate for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018		2019
Weighted average expenditure	￦	628,595	587,628
Borrowing costs capitalized		22,619	22,775
Capitalization rate (%)		2.51 ~ 3.90	3.57 ~ 5.46

(d)	Property, plant and equipment and investment property pledged as collateral as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	Collateral right holder	Book value
		2018		2019
Land	Korean Development Bank and others	￦	769,843	765,307
Buildings and structures	Korean Development Bank and others		1,522,129	1,363,709
Machinery and equipment	Korean Development Bank and others		3,419,528	2,440,777

		￦	5,711,500	4,569,793

As of December 31, 2019, assets pledged as collateral related to the Company’s borrowings and others amounting to
￦
5,016,568 million include investment properties and other assets such as land use right.

(e)	Changes in the carrying amount of right of use assets presented as property, plant and equipment for the year ended December 31, 2019 were as follows:

(in millions of Won)	Beginning (Initial applicaion date)		Right of use assets Acquisitions	Depreciation	Others	Ending
Land	￦	340,107	22,850	(11,461)	(10,154)	341,342
Buildings and structures		209,455	23,015	(38,853)	(22,505)	171,112
Machinery and equipment		219,877	14,610	(33,751)	15,092	215,828
Vehicles		20,555	8,735	(10,050)	(5,135)	14,105
others		52,028	3,430	(36,790)	13,527	32,195

	￦	842,022	72,640	(130,905)	(9,175)	774,582

(f)	The amount recognized in profit or loss related to leases for the year ended December 31, 2019 are as follows:

(in millions of Won)	2019
Interest on lease liabilities	￦	35,483
Expenses related to short-term leases		41,974
Expenses related to leases of low-value assets		14,150

	￦	91,607